Annual Fund Operating Expenses - Brighthouse Asset Allocation 80 Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.63%
Expenses (as a percentage of Assets)	0.69%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.63%
Expenses (as a percentage of Assets)	0.94%